Accounts Receivable	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Accounts Receivable	3. Accounts Receivable
	December 31,
	2020 $	2019 $
Trade receivables	—	95
Less: Allowance for doubtful accounts	—	—
Net trade receivables	—	95